Other Current Liabilities and Accrued Expenses	6 Months Ended
Jun. 30, 2021
Other Current Liabilities and Accrued Expenses
Other Current Liabilities and Accrued Expenses

8.    Other Current Liabilities and Accrued Expenses

Other current liabilities and accrued expenses consist of the following (in thousands):

	June 30,	December 31,
	2021	2020
Accrued interest	$1,075	$3,991
Accrued agency fees and commissions	3,821	5,950
Accrual related to shares issuable pursuant to trademark licensing agreement	2,500	—
Other	11,963	8,615
Total	$19,359	$18,556